INCOME TAXES	12 Months Ended
Oct. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

The Company files a consolidated federal income tax return that includes all of its subsidiaries. For the years ended October 31, 2021 and 2020, the Company incurred operating losses, and therefore, there was not any current income tax expense amount recorded during those periods.

The consolidated provision for income taxes for October 31, 2021 and 2020 consists of the following:

	Year Ended October 31,	Year Ended October 31,
	2021	2020
Current:
Federal	$–	$–
State	–	–
Current Income Tax Expense (Benefit)	$–	$–
Deferred:
Federal	$(2,651,809)	$(2,626,791)
State	(563,409)	(540,796)
Deferred Income Tax Expense (Benefit)	(3,215,218)	(3,167,587)
Change in Valuation Allowance	3,215,218	(3,167,587)
Income tax provision	$–	$–

Effective tax rates differ from the federal statutory rate of 21% for 2021 and 2020 applied to income before income taxes. A reconciliation of the U.S. federal statutory tax amount to the Company’s effective tax amount is as follows:

	October 31, 2021	October 31, 2020
Tax at federal statutory rate	$(2,678,878)	$(2,642,423)
State taxes, net of federal benefit	(554,273)	(546,730)
Permanent differences	27,070	18,782
Other	(9,137)	2,784
Total income tax expense (benefit)	(3,215,218)	(3,167,587)
Change in valuation allowance	3,215,218	3,167,587
Income tax provision	$–	$–

The Company had a federal net operating loss carryover of $7,200,185 as of October 31, 2021.

The tax effects of temporary differences and carry-forwards that give rise to deferred tax assets and liabilities for the Company were as follows:

	October 31, 2021	October 31, 2020
Deferred Tax Assets:
Stock based compensation	$7,281,332	$5,184,240
Accrued compensation	480,109	315,122
Net operating loss carryforward-Federal	1,512,039	640,663
Net operating loss carryforward-State	282,780	118,160
State bonus depreciation	29,986	–
Other	177	177
Total deferred tax assets:	9,586,423	6,258,362

Deferred Tax Liabilities:
Property and equipment	205,378	92,535
Total deferred tax liabilities:	205,378	92,535

Valuation Allowance	(9,381,045)	(6,165,827)
Net deferred tax assets	$–	$–

FASB ASC 740 requires a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. At October 31, 2021 and October 31, 2020, the net deferred tax asset was offset by a full valuation allowance.

IRS Penalties

The Company’s income tax returns for the periods since inception through the tax year ended October 31, 2015 were not filed with the Internal Revenue Service (“IRS”) until August 2017 (“Delinquent Filed Returns”). The Company’s income tax returns for the tax year ended October 31, 2016 were filed with the IRS during December 2017. In connection with the Delinquent Filed Returns, during the period September 2017 through October 2017, the Company received notices that it was being assessed approximately $90,000 of penalties, plus interest (“IRS Penalties”), in connection with the late filing of certain information returns that were included as part of the Delinquent Filed Returns. In connection with the notices, the IRS indicated its intent to levy property of the Company if the IRS penalties were not paid as required. During January 2018, the Company requested from the IRS an abatement of the IRS penalties based on reasonable cause. During April 2018, the IRS notified the Company that the IRS penalties for the tax year ended 2011 of $20,000, plus interest, were abated and the request for abatement for the IRS penalties for the tax years ended 2012 – 2015 were denied. The Company is currently appealing the initial determination by the IRS to exclude the IRS penalties for the tax years 2012-2015 in its consideration of abatement and filed a “Request for Collection Due Process Equivalent Hearing” (“Request”) in September 2021. During the period that the Request is being reviewed and processed by the IRS, the IRS has agreed to put a hold on taking any levy action against the Company for the remaining amounts of the IRS Penalties that are still outstanding. In connection with the notices, the Company has accrued $83,684 and $70,000 of accrued tax penalties and interest on the balance sheet as of October 31, 2021 and October 31, 2020, respectively.